Trade Accounts Receivable - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,622	$ 1,654
ECL allowance	101	$ 121	$ 116	$ 119
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	253
ECL allowance	$ 31
ECL average rate	12.30%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 503
ECL allowance	$ 6
ECL average rate	1.20%
Europe, Middle East, Africa and Asia [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 742
ECL allowance	$ 47
ECL average rate	6.30%
South, Central America And Caribbean [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 82
ECL allowance	$ 13
ECL average rate	15.90%
Other country [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 42
ECL allowance	$ 4
ECL average rate	9.50%